Summary of Signification Accounting Policies (Details) - Schedule of Revenues Classified by the Geographic Areas - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Signification Accounting Policies (Details) - Schedule of Revenues Classified by the Geographic Areas [Line Items]
Revenues	$ 61,686,170	$ 44,560,418	$ 22,295,682
Percentage of Total revenue	100.00%	100.00%	100.00%
Singapore [Member]
Summary of Signification Accounting Policies (Details) - Schedule of Revenues Classified by the Geographic Areas [Line Items]
Revenues	$ 25,254,134	$ 24,786,700	$ 18,208,294
Percentage of Total revenue	41.00%	55.00%	82.00%
Indonesia [Member]
Summary of Signification Accounting Policies (Details) - Schedule of Revenues Classified by the Geographic Areas [Line Items]
Revenues	$ 36,432,036	$ 19,541,277	$ 3,647,873
Percentage of Total revenue	59.00%	44.00%	16.00%
Malaysia [Member]
Summary of Signification Accounting Policies (Details) - Schedule of Revenues Classified by the Geographic Areas [Line Items]
Revenues		$ 232,441	$ 439,515
Percentage of Total revenue		1.00%	2.00%